ORGANIZATION AND BASIS OF FINANCIAL STATEMENTS	12 Months Ended
Mar. 31, 2016
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
1.	ORGANIZATION AND BASIS OF FINANCIAL STATEMENTS

Highway Holdings Limited (the "Company") was incorporated in the British Virgin Islands on July 20, 1990. It operates through its subsidiaries operating in the Hong Kong Special Administrative Region ("Hong Kong"), Shenzhen (comprising Long Hua) of the People's Republic of China ("China") and Yangon of the Republic of the Union of Myanmar ("Myanmar").

The Company and its subsidiaries (collectively referred as the "Group") are engaged in manufacturing and sale of metal, plastic and electronic parts and components. The Group's manufacturing activities are principally conducted in Shenzhen of China and Yangon of Myanmar, while its selling activities are principally conducted in Hong Kong.

On June 9, 2014, the Company entered into a sale and purchase agreement to acquire a 25% equity interest in Kayser Myanmar Manufacturing Co., Ltd. ("Kayser Myanmar"), which is engaged in manufacturing and assembling metal, plastics and electronic products. The total consideration for the transaction was $25 in cash. On March 9, 2015, the Company further acquired 50% equity interest in Kayser Myanmar for a cash consideration of $50.